Operating segments - Results of each reportable segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 21,742,675	$ 13,163,841	$ 12,532,744
Gross profit	8,829,887	3,618,295	3,602,597
Unallocated amounts
Disclosure of operating segments [line items]
Revenue	0	0	0
Gross profit	(1,942,117)	(773,697)	(789,497)
Prevention | Operating segments
Disclosure of operating segments [line items]
Revenue	6,155,140	13,163,841	12,532,744
Gross profit	3,115,480	4,391,992	4,392,094
Diagnostics | Operating segments
Disclosure of operating segments [line items]
Revenue	15,587,535	0	0
Gross profit	7,656,524	0	0
Hong Kong
Disclosure of operating segments [line items]
Revenue	13,461,964	262,597,457	263,320,009
Gross profit	6,105,445	127,936,591	102,528,614
Hong Kong | Operating segments
Disclosure of operating segments [line items]
Revenue	13,461,964	262,597,457	263,320,009
Gross profit	6,105,445	127,936,591	102,528,614
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Revenue	35,204,639	275,761,298	275,852,753
Gross profit	$ 14,935,332	$ 131,554,886	$ 106,131,211